Note 9 - Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Tables
Schedule of Share-based Compensation, Activity [Table Text Block]
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2014	1,183,100	$3.50
Granted	41,400	0.15
Exercised	--	--
Forfeited or expired	(68,000)	1.50
Outstanding at September 30, 2015	1,156,500	$3.50
Exercisable at September 30, 2015	720,094	$5.42

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2013	1,197,044	$3.79
Granted	217,500	0.17
Exercised	-	-
Forfeited or expired	(231,444)	1.89
Outstanding at December 31, 2014	1,183,100	$3.50	6.6	$-0-
Exercisable at December 31, 2014	785,594	$5.09	5.2	$-0-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2014	2013	2012
Weighted average fair value of options granted	$0.14	$0.43	$0.59
Intrinsic value of options exercised	-0-	-0-	-0-
Total fair value of options vested	97,707	165,490	319,920

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2014	2013	2012
Weighted average risk-free interest rates	1.98%	2.3%	1.1%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life of option (years)	7.0	7.0	6.7
Expected volatility	94.88%	96.60%	105.2%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Stock Option Expense	$16,926	$24,573	$50,516	$75,927
Common Stock Issued for Services	-	-	-	50,000
Warrant Modification Expense	-	-	-	39,711
Total Stock-Based Compensation Expense	$16,926	$24,573	$50,516	$165,638

	2014	2013	2012
General and administrative expense	$69,057	$101,896	$231,936
Research and development expense	32,134	41,539	78,140
Total stock option expense	$101,191	$143,435	$310,076